Revenues by Product or Service (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 798,175	$ 778,900	$ 765,048
Wireless Service
Segment Reporting Information [Line Items]
Revenues	500,327	526,199	524,740
Wireline Service
Segment Reporting Information [Line Items]
Revenues	61,804	57,131	43,397
Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	221,610	178,836	178,772
Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	14,434	16,734	18,139
Operating Segments | New Zealand
Segment Reporting Information [Line Items]
Revenues	556,410	520,042	488,969
Operating Segments | New Zealand | Wireless Service
Segment Reporting Information [Line Items]
Revenues	265,947	274,168	259,206
Operating Segments | New Zealand | Wireline Service
Segment Reporting Information [Line Items]
Revenues	61,804	57,131	43,397
Operating Segments | New Zealand | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	217,015	175,096	173,150
Operating Segments | New Zealand | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	11,644	13,647	13,216
Operating Segments | Bolivia
Segment Reporting Information [Line Items]
Revenues	240,941	258,438	275,514
Operating Segments | Bolivia | Wireless Service
Segment Reporting Information [Line Items]
Revenues	234,380	252,031	265,534
Operating Segments | Bolivia | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	4,595	3,740	5,622
Operating Segments | Bolivia | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	1,966	2,667	4,358
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues	824	420	565
Corporate, Reconciling Items and Eliminations | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	$ 824	$ 420	$ 565